OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Noncurrent [Abstract]
Schedule of deferred amounts

at December 31	2014	2013
(millions of Canadian dollars)

Employee post-retirement benefit (Note 22)	444	244
Fair value of derivative contracts (Note 23)	411	255
Asset retirement obligations	98	83
Guarantees (Note 26)	15	18
Other	84	56
	1,052	656